[AMERICAN GENERAL LIFE INSURANCE COMPANY LETTERHEAD]

VIA EDGAR TRANSMISSION

May 2, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Variable Separate Account ("Registrant")
    American General Life Insurance Company ("Depositor")
    Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-03859)
    (Central Index Key 0000729522)

FILE NUMBER     PRODUCT NAME
333-185762      Polaris Platinum III
333-185778      Polaris Preferred Solution
                Polaris Preferred Solution (Rewards)
333-185784      Polaris Choice IV
333-185787      Polaris Retirement Protector
333-185840      Polaris Choice III
333-185797      American Pathway II
333-185798      Polaris
333-185799      Polaris II
333-185837      Polaris Choice II / Polaris Choice III

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration
Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6307.


Very truly yours,

/s/ Lucia Williams

Lucia Williams
Director, Legal Services